Summary of Significant Accounting Policies (Tables)	3 Months Ended	5 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
For the Three Months Ended March 31, 2021
Class A ordinary shares subject to possible redemption
Numerator:
Net gain from investments held in Trust Account	$7,919
Net income attributable to Class A ordinary shares subject to possible redemption	$7,919
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted	32,943,083
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$—

Non-redeemable ordinary shares
Numerator:
Net loss	$(8,398,190)
Less: Net income attributable to Class A ordinary shares subject to possible redemption	7,919
Net loss attributable to non-redeemable ordinary shares	$(8,406,109)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted	13,931,917
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.60)

For The Period From July 29, 2020 (inception) through December 31, 2020
Class A ordinary shares subject to possible redemption
Numerator:
Net gain from investments held in Trust Account	$7,007
Net income attributable to Class A ordinary shares subject to possible redemption	$7,007
Denominator:
Weighted average shares outstanding of Class A ordinary shares subject to possible redemption, basic and diluted	32,831,343
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption	$0.00

Non-redeemable ordinary shares
Numerator:
Net loss	$(6,674,151)
Less: Net income attributable to Class A ordinary shares subject to possible redemption	7,007
Net loss attributable to non-redeemable ordinary shares	$(6,681,158)
Denominator:
Weighted average shares outstanding of non-redeemable ordinary shares, basic and diluted	11,002,709
Basic and diluted net loss per share, non-redeemable ordinary shares	$(0.61)